SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands								1 Months Ended			6 Months Ended		12 Months Ended
	Nov. 20, 2021 ¥ / shares shares	May 20, 2020 $ / shares shares	May 20, 2020 ¥ / shares shares	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 $ / shares shares	May 20, 2018 ¥ / shares shares	Nov. 30, 2021 $ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares
Share-based compensation arrangement by share-based payment award
Number of shares granted	2,400	3,514	3,514	690,023	690,023	24,627,493	24,627,493
Exercise price per share | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares	¥ 64.46		¥ 32.02		¥ 60.77		¥ 48.64
Number of options converted from restricted shares								10,264,366
Weighted average exercise price for options converted | $ / shares								$ 0.00001
Fair value assumptions
Risk-free rate of interest												2.76%		2.76%
Estimated volatility rate												67.27%		67.27%
Dividend yield														5.10%
Expected life (years)														5 years
Exercise price | $ / shares													$ 0.00001
Number of options
Options outstanding at beginning												12,945,337
Options forfeited in 2022												(755,190)
Options exercised in 2022												(1,584,034)
Options outstanding at ending												10,606,113		12,945,337
Options exercisable at June 30, 2022															3,002,620
Options vested or expected to be vested at June 30, 2022															10,606,113
Weighted Average Exercise Price
Options outstanding at beginning | $ / shares											$ 0.00001
Options forfeited in 2022 | $ / shares											0.00001
Options exercised in 2022 | $ / shares											0.00001
Options outstanding at ending | $ / shares											0.00001		$ 0.00001
Options exercisable at June 30, 2022 | $ / shares											0.00001
Options vested or expected to be vested at June 30, 2022 | $ / shares											$ 0.00001
Weighted Average Remaining Contract Life Years
Options forfeited in 2022												7 years 9 months
Options exercised in 2022												6 years 10 days
Options outstanding at ending												7 years 9 months		8 years 10 days
Options exercisable at June 30, 2022												6 years 7 months 24 days
Options vested or expected to be vested at June 30, 2022												7 years 9 months
Aggregate Intrinsic Value
Options outstanding at beginning | ¥												¥ 945,786
Options forfeited in 2022 | ¥															¥ (43,756)
Options exercised in 2022 | ¥												(91,779)
Options outstanding at ending | ¥												¥ 614,518		¥ 945,786
Options exercisable at June 30, 2022 | ¥															173,972
Options vested or expected to be vested at June 30, 2022 | ¥															614,518
Options | Employees
Share-based compensation arrangement by share-based payment award
Vesting period (in years)												1 year 2 months 19 days
Aggregate Intrinsic Value
Unrecognized compensation cost | ¥															¥ 211,281
Options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)		4 years	4 years	4 years	4 years	4 years	4 years
2018 plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant										25,336,096
Percentage of annual increase in shares										1.00%
Expiry period (in years)										10 years
2019 Plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant									17,547,567
Percentage of annual increase in shares									1.00%
Expiry period (in years)									10 years